Fair Value Measurements (Details) - Schedule of fair value of the warrant and forward purchase agreement liabilities - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets:
Investments held in Trust Account - U.S. Treasury bills	$ 250,087,787	$ 250,064,076
Liabilities:
Derivative warrant liabilities - private placement warrants		7,492,500
Liabilities:
Derivative warrant liabilities - private placement warrants	8,100,000
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account - U.S. Treasury bills	250,087,787	250,064,076
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities - private placement warrants		$ 7,492,500
Liabilities:
Derivative warrant liabilities - private placement warrants	$ 8,100,000